U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.



1. 	Name and address of issuer:

	TIAA-CREF Mutual Funds
	730 Third Avenue
	New York, NY 10017-3206

2.	The name of each series or class of securities for which this
 	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes:

3.	Investment Company Act File Number: 811-08055

	Securities Act File Number: 333-21821

4(a)	Last day of fiscal year for which this Form is filed:

		December 31, 2006

4(b)X 	Check box if this notice is being filed late(i.e., more
	 than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:	If the Form is being filed late, interest must be paid on
	 the registration fee due.

4(c)	Check box if this is the last time the issuer will be filing
 	this Form.


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
	sold during the fiscal year pursuant			985890357
	to section 24(f):

(ii)	Aggregate price of securities
	redeemed or repurchased during	1000974004
	the fiscal year:

(iii)	Aggregate price of securities
	redeemed or repurchased during
	any prior fiscal year ending no
	earlier than October 11, 1995
	that were not previously used to
	reduce registration fees payable
	to the Commission:			   -0-

(iv)	Total available redemption credits
	Add items 5(ii) and 5(iii):				1000974004

(v)	Net sales - if Item 5(i) is greater
	than Item 5(iv) subtract Item 5(iv)
	from Item 5(i):			0

(vi)	Redemption credits available for
	use in future years
- 	if Item 5(i) is less than Item
	5(iv) subtract Item 5(iv) from		15083647
	Item 5(i):

(vii)	Multiplier for determining registra-
	tion fee (See Instruction C.9):				x.0000307

(viii)	Registration fee due multiply
	Item 5(v) by Item 5(vii) (enter
	0 if no fee is due):					0


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount
 	of securities that were registered under the Securities Act of
	1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other
	units) deducted here:      -0-    .  If there is a number of shares
	 or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed
	that are available for use by the issuer in future fiscal years, then
	 state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after
	 the end of the issuers fiscal year (see Instruction D):

								0
-

8.	Total of the amount of the registration fee due plus any interest
	due line 5(viii) plus line 7:

								0

9.	Date the registration fee and any interest payment was sent to the
 	Commissions lockbox depository:


	May 3, 2007    CIK#:0001030491





	Method of Delivery:

	Wire Transfer
	Mail or other means

	SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)
Phillip Goff
Treasurer


Date	May 3, 2007

*Please print the name and title of the signing officer below the signature.